Net Loss Per Share (Details) - Schedule of anti-dilutive shares excluded from calculation of diluted net loss per share - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	77,935,901	52,777,402	78,695,235	37,165,739
Stock-based compensation awards – SI Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	4,263,065
Stock-based compensation awards – EI Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	28,211,821	31,125,216
Stock-based compensation awards – STI Plan [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	8,255,472	9,285,845
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	22,977,568		22,977,568
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	674,551		674,551
Other warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	4,544,258	3,357,175
Convertible notes payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	9,009,166	9,009,166	9,009,210